Discontinued Operations - Additional Information (Details) $ in Thousands, $ in Millions			6 Months Ended
	Sep. 28, 2021 CAD ($)	Aug. 06, 2021 USD ($)	Jun. 30, 2022 CAD ($)
Disclosure Of Analysis Of Single Amount Of Discontinued Operations [Line Items]
Indemnified adjustment expense made in respect of research and development tax credit claims			$ 600
Bottom of range [member]
Disclosure Of Analysis Of Single Amount Of Discontinued Operations [Line Items]
Annual inflation rate			3.00%
Prometic Biotherapeutics Inc | PRV
Disclosure Of Analysis Of Single Amount Of Discontinued Operations [Line Items]
Purchase price received		$ 105
Prometic Biotherapeutics Inc | Definitive Agreement for Sale | PRV
Disclosure Of Analysis Of Single Amount Of Discontinued Operations [Line Items]
Upfront payment received	$ 130,966
Upfront payment received, net of selling costs	$ 1,891